Related Party and Exempt Party-in-Interest Transactions (Details) - EBP 007 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party and Exempt Party-in-Interest Transactions
Investments, at fair value	$ 927,731,551	$ 812,396,436
EBP, Employer, Common Stock
Related Party and Exempt Party-in-Interest Transactions
Number of shares (shares)	2,379,482	2,640,166
Investments, at fair value	$ 210,973,632	$ 177,822,400
Cash dividends issued	2,539,098
Payments to acquire common stock	7,550,104
Proceeds from the issuance of common stock	$ 30,286,395